Leases - Summary of Additional Information about Leasing Activities for Lessor Recognised in the Consolidated Income Statement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Quantitative Information About Leases For Lessor [Line Items]
Sales Revenue for finance leases	$ 16.9	₨ 1,389.4	₨ 2,785.8
Finance income on the net investment in finance leases	$ 5.7	₨ 470.3	₨ 260.2